Shareholder Report, Holdings (Details)	Oct. 31, 2024
Morningstar U.S. Equity Fund - Institutional | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Morningstar U.S. Equity Fund - Institutional | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Morningstar U.S. Equity Fund - Institutional | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Morningstar U.S. Equity Fund - Institutional | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Morningstar U.S. Equity Fund - Institutional | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Morningstar U.S. Equity Fund - Institutional | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Morningstar U.S. Equity Fund - Institutional | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Morningstar U.S. Equity Fund - Institutional | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Morningstar U.S. Equity Fund - Institutional | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Morningstar U.S. Equity Fund - Institutional | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Morningstar U.S. Equity Fund - Institutional | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Morningstar U.S. Equity Fund - Institutional | Other Less Than 2 % Industry Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Morningstar U.S. Equity Fund - Institutional | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.30%
Morningstar U.S. Equity Fund - Institutional | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Morningstar U.S. Equity Fund - Institutional | Other Less Than 2 % Asset Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Morningstar International Equity Fund - Institutional | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Morningstar International Equity Fund - Institutional | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Morningstar International Equity Fund - Institutional | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Morningstar International Equity Fund - Institutional | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Morningstar International Equity Fund - Institutional | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Morningstar International Equity Fund - Institutional | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Morningstar International Equity Fund - Institutional | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Morningstar International Equity Fund - Institutional | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Morningstar International Equity Fund - Institutional | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Morningstar International Equity Fund - Institutional | Other Less Than 2 % Industry Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Morningstar International Equity Fund - Institutional | Short Term Investments Industry Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Morningstar International Equity Fund - Institutional | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Morningstar International Equity Fund - Institutional | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Morningstar International Equity Fund - Institutional | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Morningstar International Equity Fund - Institutional | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Morningstar International Equity Fund - Institutional | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Morningstar International Equity Fund - Institutional | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Morningstar International Equity Fund - Institutional | Pacific Excluding Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Morningstar International Equity Fund - Institutional | Europe Excluding United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Morningstar International Equity Fund - Institutional | Other Less Than 2 % Geographical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Morningstar International Equity Fund - Institutional | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.10%
Morningstar International Equity Fund - Institutional | Other Less Than 2 % Asset Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Morningstar International Equity Fund - Institutional | Short Term Investments Asset Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Morningstar Global Income Fund - Institutional | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Morningstar Global Income Fund - Institutional | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Morningstar Global Income Fund - Institutional | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Morningstar Global Income Fund - Institutional | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Morningstar Global Income Fund - Institutional | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Morningstar Global Income Fund - Institutional | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Morningstar Global Income Fund - Institutional | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Morningstar Global Income Fund - Institutional | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Morningstar Global Income Fund - Institutional | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Morningstar Global Income Fund - Institutional | Other Less Than 2 % Industry Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Morningstar Global Income Fund - Institutional | Short Term Investments Industry Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Morningstar Global Income Fund - Institutional | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Morningstar Global Income Fund - Institutional | Asset Backed Securities Industry Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Morningstar Global Income Fund - Institutional | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Morningstar Global Income Fund - Institutional | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	71.80%
Morningstar Global Income Fund - Institutional | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Morningstar Global Income Fund - Institutional | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Morningstar Global Income Fund - Institutional | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Morningstar Global Income Fund - Institutional | Pacific Excluding Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Morningstar Global Income Fund - Institutional | Europe Excluding United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Morningstar Global Income Fund - Institutional | Other Less Than 2 % Geographical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Morningstar Global Income Fund - Institutional | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
Morningstar Global Income Fund - Institutional | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Morningstar Global Income Fund - Institutional | Other Less Than 2 % Asset Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Morningstar Global Income Fund - Institutional | Short Term Investments Asset Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Morningstar Global Income Fund - Institutional | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Morningstar Global Income Fund - Institutional | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Morningstar Global Income Fund - Institutional | Term Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Morningstar Global Income Fund - Institutional | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Morningstar Global Income Fund - Institutional | Asset Backed Securities Asset Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Morningstar Global Income Fund - Institutional | Master Limited Partnerships [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Morningstar Total Return Bond Fund - Institutional | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Morningstar Total Return Bond Fund - Institutional | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Morningstar Total Return Bond Fund - Institutional | Other Less Than 2 % Industry Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Morningstar Total Return Bond Fund - Institutional | Short Term Investments Industry Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Morningstar Total Return Bond Fund - Institutional | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.50%
Morningstar Total Return Bond Fund - Institutional | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Morningstar Total Return Bond Fund - Institutional | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Morningstar Total Return Bond Fund - Institutional | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.50%
Morningstar Total Return Bond Fund - Institutional | Other Less Than 2 % Asset Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Morningstar Total Return Bond Fund - Institutional | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Morningstar Total Return Bond Fund - Institutional | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Morningstar Total Return Bond Fund - Institutional | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Morningstar Total Return Bond Fund - Institutional | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Morningstar Total Return Bond Fund - Institutional | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Morningstar Municipal Bond Fund - Institutional | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Morningstar Municipal Bond Fund - Institutional | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.10%
Morningstar Municipal Bond Fund - Institutional | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.10%
Morningstar Municipal Bond Fund - Institutional | General Obligation Unlimited Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Morningstar Municipal Bond Fund - Institutional | General Obligation Limited Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Morningstar Municipal Bond Fund - Institutional | Other Less Than 2% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Morningstar Defensive Bond Fund - Institutional | Other Less Than 2 % Industry Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Morningstar Defensive Bond Fund - Institutional | Short Term Investments Industry Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Morningstar Defensive Bond Fund - Institutional | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.60%
Morningstar Defensive Bond Fund - Institutional | Asset Backed Securities Industry Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Morningstar Defensive Bond Fund - Institutional | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Morningstar Defensive Bond Fund - Institutional | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
Morningstar Defensive Bond Fund - Institutional | Other Less Than 2 % Asset Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Morningstar Defensive Bond Fund - Institutional | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Morningstar Defensive Bond Fund - Institutional | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Morningstar Defensive Bond Fund - Institutional | Asset Backed Securities Asset Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Morningstar Defensive Bond Fund - Institutional | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Morningstar Defensive Bond Fund - Institutional | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Morningstar Multisector Bond Fund - Institutional | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Morningstar Multisector Bond Fund - Institutional | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Morningstar Multisector Bond Fund - Institutional | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Morningstar Multisector Bond Fund - Institutional | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Morningstar Multisector Bond Fund - Institutional | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Morningstar Multisector Bond Fund - Institutional | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Morningstar Multisector Bond Fund - Institutional | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Morningstar Multisector Bond Fund - Institutional | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Morningstar Multisector Bond Fund - Institutional | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Morningstar Multisector Bond Fund - Institutional | Other Less Than 2 % Industry Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Morningstar Multisector Bond Fund - Institutional | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.60%
Morningstar Multisector Bond Fund - Institutional | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Morningstar Multisector Bond Fund - Institutional | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Morningstar Multisector Bond Fund - Institutional | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Morningstar Multisector Bond Fund - Institutional | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Morningstar Multisector Bond Fund - Institutional | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Morningstar Multisector Bond Fund - Institutional | Pacific Excluding Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Morningstar Multisector Bond Fund - Institutional | Europe Excluding United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Morningstar Multisector Bond Fund - Institutional | Other Less Than 2 % Geographical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Morningstar Multisector Bond Fund - Institutional | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Morningstar Multisector Bond Fund - Institutional | Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Morningstar Multisector Bond Fund - Institutional | Other Less Than 2 % Asset Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Morningstar Multisector Bond Fund - Institutional | Short Term Investments Asset Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Morningstar Multisector Bond Fund - Institutional | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
Morningstar Multisector Bond Fund - Institutional | Term Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Morningstar Multisector Bond Fund - Institutional | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
Morningstar Global Opportunistic Equity Fund - Institutional | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Morningstar Global Opportunistic Equity Fund - Institutional | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Morningstar Global Opportunistic Equity Fund - Institutional | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Morningstar Global Opportunistic Equity Fund - Institutional | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Morningstar Global Opportunistic Equity Fund - Institutional | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Morningstar Global Opportunistic Equity Fund - Institutional | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Morningstar Global Opportunistic Equity Fund - Institutional | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Morningstar Global Opportunistic Equity Fund - Institutional | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Morningstar Global Opportunistic Equity Fund - Institutional | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Morningstar Global Opportunistic Equity Fund - Institutional | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Morningstar Global Opportunistic Equity Fund - Institutional | Short Term Investments Industry Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Morningstar Global Opportunistic Equity Fund - Institutional | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Morningstar Global Opportunistic Equity Fund - Institutional | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
Morningstar Global Opportunistic Equity Fund - Institutional | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	78.80%
Morningstar Global Opportunistic Equity Fund - Institutional | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Morningstar Global Opportunistic Equity Fund - Institutional | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Morningstar Global Opportunistic Equity Fund - Institutional | Pacific Excluding Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Morningstar Global Opportunistic Equity Fund - Institutional | Europe Excluding United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Morningstar Global Opportunistic Equity Fund - Institutional | Other Less Than 2 % Geographical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Morningstar Alternatives Fund - Institutional | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Morningstar Alternatives Fund - Institutional | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Morningstar Alternatives Fund - Institutional | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Morningstar Alternatives Fund - Institutional | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Morningstar Alternatives Fund - Institutional | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Morningstar Alternatives Fund - Institutional | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Morningstar Alternatives Fund - Institutional | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Morningstar Alternatives Fund - Institutional | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Morningstar Alternatives Fund - Institutional | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Morningstar Alternatives Fund - Institutional | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Morningstar Alternatives Fund - Institutional | Other Less Than 2 % Industry Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Morningstar Alternatives Fund - Institutional | Short Term Investments Industry Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Morningstar Alternatives Fund - Institutional | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Morningstar Alternatives Fund - Institutional | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Morningstar Alternatives Fund - Institutional | Contracts for Differences [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Morningstar Alternatives Fund - Institutional | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Morningstar Alternatives Fund - Institutional | Other Less Than 2 % Asset Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Morningstar Alternatives Fund - Institutional | Short Term Investments Asset Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Morningstar Alternatives Fund - Institutional | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Morningstar Alternatives Fund - Institutional | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Morningstar Alternatives Fund - Institutional | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Morningstar Alternatives Fund - Institutional | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Morningstar Alternatives Fund - Institutional | Contracts for Differences Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Morningstar Alternatives Fund - Institutional | Common Stocks Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.10%)
Morningstar Alternatives Fund - Institutional | Contracts for Differences Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.30%)